UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

123 South Broad Street
Philadelphia, PA 19109
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  June 30, 2013

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

INNOVATOR
MATRIX INCOME® FUND
Class	A	(IMIFX)
Class	I	(IMIIX)

June 30, 2013

ACADEMY FUNDS TRUST

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Dear shareholders,

The opening quarter of the new year was exciting and profitable for the Innovator Matrix Income® Fund.  It began with a dramatic announcement that the “Fiscal Cliff” of expiring tax cuts and major government spending restraints would be ameliorated by a modest tax increase and postponement of major cuts.  This was greeted in the market as positive for the economy and an enormous relief for economically sensitive securities in the portfolio.  In addition, it relieved apparent (misplaced) market concern that reform of the corporate tax code could adversely affect security types which are currently exempt from federal corporate income tax.  We believe that interest in these income producing securities may also have been bolstered by concerns expressed by many investment analysts that bond rates were at historic lows and could only rise, increasing the risk in traditional bond portfolios.

Within the Fund, the greatest gains were realized by economically sensitive holdings such as Energy Transfer Partners, BP Prudhoe Bay Royalty Trust, and a variety of smaller holdings with similar characteristics.  Our mortgage REIT holdings such as American Capital Agency Corp. and American Capital Mortgage Investment Corp. also posted strong returns.  Medical Properties Trust, an equity REIT, was another major winner in which we took profits during the quarter.  New purchases during the quarter included a pipeline related MLP; a business development company; a refining MLP; and a diversified mortgage REIT.  These changes did not significantly alter the sectoral diversification of the portfolio.

In stark contrast to the first quarter, the investment story of the second quarter was the dramatic collapse of the U. S. bond market, prompted by the tale of the “taper” of bond purchases by the U. S. Federal Reserve as told by its Chairman, Ben Bernanke.  Continuing the strong momentum from the first quarter, virtually all assets—our Fund included—continued upward through April and peaked early in May.  A harbinger of what was to come came in Bernanke’s Congressional testimony on May 22, in which he alluded to the likelihood that the Fed would “taper” the pace of its aggressive purchases of bonds, or quantitative easing, which have had the effect of providing surplus cash to asset markets and bolstering asset prices.  The pivot point of this dynamic came on June 19, when Bernanke—following a regularly scheduled major Fed meeting—described in detail the likely timing (contingent upon continued strong economic activity) for the gradual decline of bond purchases.  Although little in this speech was different from prior Fed statements, its prominence and explicit nature were apparently enough to frighten a significant element of bondholders who were speculating that Fed support for this market would be even more expansive.

Although we believe only a modest portion of the Fund’s portfolio stood to be adversely affected on a fundamental basis by these developments, the sudden increase in risk free interest rates served to draw money from almost all asset classes, which declined sharply in this period.  As is our style, we used this opportunity to reduce holdings we feel are likely to be adversely affected long term—such as mortgage REITs and closed-end funds invested in emerging market debt—and increase holdings in areas likely to benefit (and

ACADEMY FUNDS TRUST

which were also depressed), such as equity REITs, business development companies, and private equity partnerships.  These changes are reflected in the quarter-end statistics.

Within the Fund, the greatest declines were experienced among mortgage REITs such as Annaly Capital Management and closed-end funds invested in emerging market debt instruments, such as the Morgan Stanley Emerging Market Domestic Debt Fund, both of which were sold during the quarter.  At the same time, gains were scored by energy and economically sensitive holdings such as the BP Prudhoe Bay Royalty Trust and Seadrill Limited.  Major new purchases during the quarter included holdings we believe will be especially well positioned to prosper in a world of higher bond rates and better economic growth, such as EPR Properties, an equity REIT which manages entertainment related properties; and private equity partnership KKR & Company LP.  Although these market developments prompted us to make changes to the portfolio, we would like to stress that these moves were fairly modest in the context of the total portfolio.  The bulk of our holdings had already been chosen in anticipation of the potential for better growth and higher interest rates, and we expect them to perform well on a fundamental basis once the current market turbulence subsides.

As of June 30, 2013, the greatest concentration in the Fund was in high-yielding security types which in our judgment should benefit from moderate growth in the U. S. economy, accompanied by modest inflation. These securities included closed-end high yield corporate bond funds; closed-end funds focused on convertible and preferred securities; master limited partnerships operating energy pipelines, tankers, and refineries; private equity partnerships; business development companies making investments in middle market companies; and a few very high-yielding common stocks.

The second major concentration in the Fund was in securities which we anticipate should benefit from growth in the economy accompanied by higher commodity and asset prices. We believe that while inflation measured by the Consumer Price Index is likely to be well contained, we may witness higher prices for many basic commodities due to growth in emerging economies. Accordingly, the portfolio holds significant positions in securities which have traditionally benefited from these trends, such as royalty trusts owning iron ore, oil, gas, and coal; equity REITs; and closed-end funds which own the debt of emerging market governments and companies. In the aftermath of the backup in U. S. bond rates (and, consequently the dollar) we reduced our emphasis in this sector on non dollar assets such as emerging market debt, and increased our weighting in dollar based assets such as equity REITs.

A small portion of the portfolio consists of cash-related securities which may benefit from higher short-term interest rates, and some money market holdings. We expect short-term rates to stay very low for at least the next three years, as stated by the U. S. Federal Reserve, so we see little opportunity in this sector of the Matrix. In light of the somewhat greater chance of higher rates in the future due to the Federal Reserve’s stated policies, however, we anticipate that we will see greater opportunities and representation in this sector as we move forward.

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The other small component of the portfolio consists of holdings of bond-like securities which have high yields and which are sustainable in our estimation even if the U. S. economy slows. This portion of the portfolio consists primarily of mortgage based REITs, some of which hold residential mortgages; some of which hold mortgages on revenue producing commercial properties; and some of which own portfolios which include all of these mortgage types. Due to the gradually declining attractiveness of bonds on a long-term basis, our allocation to this sector has been gradually declining for over a year. We made further reductions here in the quarter just passed. For the foreseeable future, we anticipate a low allocation to this quadrant focused only on opportunistic or special situations.

We always emphasize, however, that the overall balance of the Fund is more important than our shorter-term emphasis on any particular sector. This breadth across high income exchange traded securities is intended to provide a robust and stable income at the portfolio level which can be maintained within a broad possible range of economic scenarios, rather than to make an investment commitment which depends on a particular economic or market outlook.

At this writing, the recent bond market turmoil appears to be subsiding. Based on signs of continued strength in the U. S. economy, we believe that the portfolio is well positioned to achieve its objectives. Should fundamental conditions materially change, we will adjust the portfolio to target a continuation of high levels of income while endeavoring to minimize any significant long-term risk to principal. In addition to monitoring economic conditions and the sectoral concentrations in the Fund, our research program is constantly reviewing individual holdings and possible alternatives. We are prepared at any time to substitute fresh individual ideas for existing holdings whenever their risk/reward opportunity appears more attractive.

While no guarantees are possible in any investment management endeavor, be assured that the main objective of our portfolio discipline is to target current income and, as a secondary objective, long-term capital appreciation – regardless of the economic scenario.

Thank you for your interest in the Innovator Matrix Income® Fund.

Sincerely,

Steven Carhart
Portfolio Manager

The Fund does not receive the same tax benefits of a direct investment in an MLP. Any tax or legal advice provided is not an exhaustive interpretation of some of the current income tax regulations. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the fund nor any of its representatives may give legal or tax advice.

Past performance does not guarantee future results.

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Mutual fund investing involves risk; principal loss is possible. Along with general market risks, investors should also note that the Innovator Matrix Income® Fund is classified as non-diversified and may be more volatile than diversified funds that hold a greater number of securities. The Fund may invest in securities of foreign companies, which can be more volatile, less liquid and subject to risk of currency fluctuations. Additionally, the Fund may invest in smaller companies, which may involve additional risks such as limited liquidity and greater volatility than with larger companies. It may also invest in debt securities which typically decrease when interest rates rise. This risk is usually greater for longer-term debt securities. Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Closed-end funds are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of a closed-end fund’s shares may trade at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact the Fund’s ability to sell its shares. Closed-end funds and exchange-traded funds may experience many of the same risks associated with individual securities. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. The Fund does not receive the same tax benefits of a direct investment in a master limited partnership. The Fund may have concentrations in REITs and real estate securities with additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Royalty trusts are subject to additional risks such as: cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets.

Diversification does not assure a profit or protect against loss in a declining market.

The above discussion is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security.

The Consumer Price Index (CPI) is a measure that examines the weighted average of prices of a basket of consumer goods and services.  Changes in the CPI are used to assess price changes associated with the cost of living.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

Academy Funds are distributed by Quasar Distributors, LLC.

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Index Comparison

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Matrix Income® Fund – Class A from its inception (January 31, 2012) to June 30, 2013 as compared with the S&P 500® Total Return Index and Barclays U.S. Aggregate Bond Index.*

Innovator Matrix Income® Fund – Class A
Growth of a Hypothetical $10,000 Investment at June 30, 2013 vs.
S&P 500® Total Return Index and Barclays U.S. Aggregate Bond Index

	Annualized total returns
	For the periods ended June 30, 2013
	Three	Six	Twelve	Since
	Month	Month	Month	Inception
Innovator Matrix Income® Fund**
Class A: Without sales load	-3.83%	4.97%	7.07%	4.57%
Class A: With sales load	-9.34%	-1.08%	0.94%	0.28%
S&P 500® Total Return Index	2.91%	13.82%	20.60%	18.01%
Barclays U.S. Aggregate Bond Index	-2.32%	-2.44%	-0.69%	0.55%

*	The growth of the Innovator Matrix Income® Fund – Class A does not reflect the maximum 5.75% sales load. If the growth reflected the sales load, it would be less than what is shown.
**
The Innovator Matrix Income® Fund launched an I class on April 2, 2013.  The cumulative return since inception for the I Class was -3.02%.  Over the same period, the return of the S&P 500® Total Return Index and Barclays U.S. Aggregate Bond Index was 2.83% and -2.37%, respectively.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-386-3890.

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Index Comparison (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares.  Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund and the S&P 500® Total Return Index include the reinvestment of all dividends, if any.  The Barclays U.S. Aggregate Bond Index is a total return index which reflects the price changes and interest of each fixed income security in the index.

The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Barclays Aggregate Bond Index is an unmanaged, capitalization-weighted index generally representative of the market for investment grade U.S. government and U.S. corporate debt securities.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

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Innovator Matrix Income® Fund
Investments by Security Type as of June 30, 2013
(as a Percentage of Total Investments)

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Expense Example
For the Period Ended June 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees, distribution and shareholder servicing (12b-1) fees, and other Fund expenses; and (2) transaction costs, including sales charges (loads) on purchase payments.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period ended
Innovator Matrix Income® Fund
Class A	$1,000.00	$1,049.70	$6.86*
Class I	$1,000.00	$ 969.80	$2.64**

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 89/365 (to reflect the period since inception).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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Expense Example
For the Period Ended June 30, 2013 (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period ended
Innovator Matrix Income® Fund
Class A	$1,000.00	$1,018.10	$6.76*
Class I	$1,000.00	$1,009.51	$2.69**

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 89/365 (to reflect the period since inception).

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Innovator Matrix Income® Fund
Schedule of Investments – June 30, 2013 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 21.09%

Diversified – 3.87%
EPR Properties	82,353	$4,139,885

Health Care – 4.00%
Senior Housing Properties Trust	164,708	4,270,878

Hotels – 3.86%
Hospitality Properties Trust	157,062	4,127,589

Mortgage – 9.36%
American Capital Mortgage Investment Corp.	159,050	2,858,129
American Capital Agency Corp.	139,169	3,199,495
Apollo Commercial Real Estate Finance, Inc.	139,169	2,210,004
Invesco Mortgage Capital, Inc.	104,377	1,728,483
		9,996,111
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $25,769,756)		$22,534,463

COMMON STOCKS – 11.40%

Printing and Related Support Activities – 3.57%
R.R. Donnelley & Sons Co.	272,373	$3,815,946

Support Activities for Mining – 4.06%
Seadrill Ltd.	106,365	4,333,310

Wired Telecommunications Carriers – 3.77%
Frontier Communications Corp.	995,058	4,029,985
TOTAL COMMON STOCKS
(Cost $11,129,807)		$12,179,241

MASTER LIMITED PARTNERSHIPS – 30.27%

Death Care Services – 2.34%
StoneMor Partners L.P.	99,406	$2,501,055

Deep Sea, Coastal, and Great Lakes
Water Transportation – 4.71%
Navios Maritime Partners L.P.	188,871	2,729,186

The accompanying notes are an integral part of these financial statements.

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Innovator Matrix Income® Fund
Schedule of Investments – June 30, 2013 (Unaudited) (Continued)

	Shares	Value
MASTER LIMITED PARTNERSHIPS (Continued)

Deep Sea, Coastal, and Great Lakes
Water Transportation – (Continued)
Teekay LNG Partners L.P.	52,685	$2,302,335
		5,031,521
Natural Gas Distribution – 3.97%
Energy Transfer Partners L.P.	83,930	4,241,822

Oil and Gas Extraction – 3.89%
Vanguard Natural Resources, LLC	149,109	4,160,141

Other Financial Investment Activities – 4.02%
KKR & Co. L.P.	218,694	4,299,524

Pesticide, Fertilizer, and Other Agricultural
Chemical Manufacturing – 1.69%
CVR Partners L.P.	79,526	1,807,626

Petroleum and Coal Products Manufacturing – 1.79%
CVR Refining L.P.	63,621	1,912,447

Pipeline Transportation of Crude Oil – 1.87%
Nustar Energy L.P.	43,739	1,996,685

Pipeline Transportation of Natural Gas – 4.18%
Niska Gas Storage Partners, LLC	166,009	2,480,174
PVR Partners L.P.	72,827	1,988,177
		4,468,351
Support Activities for Water Transportation – 1.81%
Martin Midstream Partners L.P.	43,856	1,933,611
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $30,595,389)		$32,352,783

ROYALTY TRUSTS – 6.55%

Iron Ore Mining – 1.89%
Mesabi Trust	113,023	$2,021,982

The accompanying notes are an integral part of these financial statements.

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Innovator Matrix Income® Fund
Schedule of Investments – June 30, 2013 (Unaudited) (Continued)

	Shares	Value
ROYALTY TRUSTS – (Continued)

Petroleum and Coal Products Manufacturing – 4.66%
BP Prudhoe Bay Royalty Trust	51,691	$4,976,293
TOTAL ROYALTY TRUSTS (Cost $7,644,888)		$6,998,275

BUSINESS DEVELOPMENT COMPANIES – 9.63%

Closed-end Funds – 9.63%
Ares Capital Corporation	238,251	$4,097,917
Fifth Street Finance Corp.	201,794	2,108,747
Prospect Capital Corp.	377,745	4,079,646
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $10,260,543)		$10,286,310

INVESTMENT COMPANIES – 16.86%

Closed-end Funds – 16.86%
Avenue Income Credit Strategies Fund	157,759	$2,703,989
Blackrock Corporate High Yield Fund V	149,109	1,823,603
Blackrock Debt Strategies Fund, Inc.	479,138	2,036,337
Eaton Vance Limited Duration Income Fund	228,634	3,646,712
First Trust Aberdeen Global Opportunity Fund	114,513	1,766,936
Nuveen Diversified Currency Opportunities Fund	178,931	2,005,817
Nuveen Preferred Income Opportunities Fund	218,694	2,088,528
Western Asset Global High Income Fund	159,050	1,946,772
TOTAL INVESTMENT COMPANIES
(Cost $19,181,706)		$18,018,694

Total Investments (Cost $104,582,089) – 95.80%		102,369,766
Other Assets in Excess of Liabilities – 4.20%		4,488,746
TOTAL NET ASSETS – 100.00%		$106,858,512

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

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Statement of Assets and Liabilities
June 30, 2013 (Unaudited)

Innovator
Matrix Income®
Fund
Assets:
Investments, at value*	$102,369,766
Receivable for investments sold	17,107,283
Receivable for fund shares sold	313,322
Dividends, interest and other receivables	759,676
Prepaid expenses	23,434
Total Assets	120,573,481

Liabilities:
Payable for fund shares redeemed	582,513
Distribution payable	12,055
Payable to Adviser	82,099
Due to custodian	12,913,769
Accrued 12b-1 fees – Class A	91,840
Accrued expenses and other liabilities	32,693
Total Liabilities	13,714,969
Net Assets	$106,858,512

Net Assets Consist of:
Capital stock	$111,173,637
Undistributed net investment income	(482,143)
Accumulated net realized loss	(1,620,659)
Net unrealized depreciation on investments	(2,212,323)
Net Assets	$106,858,512

Class A:
Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	5,438,080
Net Assets	106,853,662
Net asset value price per share	$19.65
Maximum offering price per share(1)	$20.85

Class I:
Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	247
Net Assets	4,850
Net asset value price per share	$19.67
* Cost of investments	$104,582,089

(1)	Includes a sales load of 5.75% (see Note 7).

The accompanying notes are an integral part of these financial statements.

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Statement of Operations
For the Period Ended June 30, 2013 (Unaudited)

Innovator
Matrix Income®
Fund
Investment Income:
Dividends	$3,252,473
Interest	196
3,252,669

Expenses:
Investment advisory fee	500,366
Professional fees	22,310
Administration fee	40,069
Fund accounting fees	14,604
Transfer agent fees and expenses	14,806
12b-1 fees – Class A	125,089
Trustee fees and expenses	5,973
Printing and mailing expense	8,081
Custody fees	5,326
Insurance expense	2,493
Registration fees	16,996
Other expenses	5,869
Total expenses before expense limitation	761,982
Less: Advisory fees waived	(86,489)
Net expenses	675,493
Net Investment Income	2,577,176

Realized and Unrealized Gain/(Loss):
Net realized loss on investments	(1,146,925)
Net change in unrealized depreciation on investments	701,148
Net realized and unrealized loss on investments	(445,777)

Net Increase in Net Assets Resulting from Operations	$2,131,399

The accompanying notes are an integral part of these financial statements.

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Statement of Changes in Net Assets

	Innovator Matrix Income® Fund

		From January 31, 2012
	From January 1, 2013	(Inception Date)
	to June 30, 2013	to December 31, 2012
	(Unaudited)
Operations:
Net investment income	$2,577,176	$3,734,042
Net realized loss on investments	(1,146,925)	(473,742)
Net change in unrealized
depreciation on investments	701,148	(2,913,471)
Net increase in net assets
resulting from operations	2,131,399	346,829

Dividends and distributions to shareholders:
Net investment income – Class A	(3,059,250)	(3,734,034)
Net investment income – Class I	(69)	—
Total dividends and distributions	(3,059,319)	(3,734,034)

Fund Share Transactions:
Class A Shares
Proceeds from shares sold	62,679,415	100,426,420
Shares issued to holders in
reinvestment of dividends	3,000,097	3,713,274
Cost of shares redeemed*	(33,781,752)	(24,868,886)
Net increase in net assets from
capital share transactions	31,897,760	79,270,808

Class I Shares
Proceeds from shares sold	5,000	—
Shares issued to holders in
reinvestment of dividends	69	—
Cost of shares redeemed	—	—
Net increase in net assets from
capital share transactions	5,069	—
Total increase in net assets	30,974,909	75,883,603

Net Assets:
Beginning of period	75,883,603	—
End of period**	$106,858,512	$75,883,603
*	Net of redemption fees of	$5,202	$5,044
**	Including undistributed net
	investment income of	$(482,143)	$—

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Changes in Net Assets (Continued)

	Innovator Matrix Income® Fund

		From January 31, 2012
	From January 1, 2013	(Inception Date)
	to June 30, 2013	to December 31, 2012
Change in Shares Outstanding:
Class A
Shares sold	2,597,926	5,011,606
Shares issued to holders in
reinvestment of dividends	37,716	186,819
Shares redeemed	(1,133,542)	(1,262,445)
Net increase	1,502,100	3,935,980

Class I
Shares sold	243	—
Shares issued to holders in
reinvestment of dividends	4	—
Shares redeemed	—	—
Net increase	247	—

The accompanying notes are an integral part of these financial statements.

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Innovator Matrix Income® Fund
Financial Highlights

	Six Months Ended
	June 30, 2013
	Class A
	(Unaudited)
Per share operating performance
(For a share outstanding throughout each period)
Net asset value, beginning of period	$19.28

Operations:
Net investment income/(loss)	0.52	(7)
Net realized and unrealized gain/(loss)	0.45
Total from investment operations	0.97

Dividends and distributions to shareholders:
Dividends from net investment income	(0.60)
Total dividends and distributions	(0.60)
Change in net asset value for the period	0.37
Redemption Fees Per Share	0.00	(3)
Net asset value, end of period	$19.65

Total return(4)	4.97%

Ratios/supplemental data
Net assets, end of period (000)	$106,854
Ratio of net expenses to average net assets:
Before expense limitation arrangement(5)	1.52	%(1)
After expense limitation arrangement(5)	1.35	%(1)
Ratio of net investment income/(loss) to average net assets:
Before expense limitation arrangement(5)	4.98	%(1)
After expense limitation arrangement(5)	5.15	%(1)
Portfolio turnover rate	51%

(1)	Annualized.
(2)	Since Inception (January 31, 2012).
(3)	Amount calculated is less than $0.005 per share.
(4)	The total return calculation does not reflect the sales load imposed on the purchase of shares (see Note 7).
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Since Inception (April 2, 2013).
(7)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

From April 2, 2013		From January 31, 2012
(Inception Date) to June 30, 2013		(Inception Date) to December 31, 2012
Class I		Class A
(Unaudited)

$20.57		$20.00

0.26	(7)	1.02
(0.88)		(0.72)
(0.62)		0.30

(0.28)		(1.02)
(0.28)		(1.02)
(0.90)		(0.72)
0.00		0.00	(3)
$19.67		$19.28

(3.02	%)(6)	1.48	%(2)

$5		$75,884

1.27	%(1)	1.68	%(1)
1.10	%(1)	1.35	%(1)

5.03	%(1)	6.05	%(1)
5.20	%(1)	6.38	%(1)
51%		46%

ACADEMY FUNDS TRUST

Notes to Financial Statements

1.ORGANIZATION

Academy Funds Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and classified as an open-end management investment company.  The Trust currently consists of one mutual fund:  the Innovator Matrix Income® Fund (the “Fund”), consisting of two classes; Class A which commenced operations on January 31, 2012 and Class I which commenced operations on April 2, 2013.  As noted in the Fund’s Class I prospectus, Class I is an institutional class and does not charge a sales load or a 12b-1 fee to its shareholders.  The Innovator Matrix Income® Fund seeks current income and long-term capital appreciation.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Fund’s pricing procedures.  Exchange traded options are valued using composite pricing.  If no sales are reported, the options will be valued by calculating the mean between the highest bid price and the lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at fair value using a mathematical model.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Open-ended Mutual Funds are valued at that day’s NAV.  Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board.  The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

price does not reflect the foreign securities fair value.  The Trust concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The members of the Trust shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:

The Fund intends to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year end December 31, 2012.  The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

asset value per share.  For the period ended December 31, 2012 the Innovator Matrix Income® Fund decreased undistributed net investment income by $8 and increased accumulated net realized loss by $8.

Distributions to Shareholders:

The Fund intends to declare and distribute its net investment income, if any, as dividends monthly.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from the Fund’s investment in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.  The distributions received from MLP, REIT and royalty trust securities that have been classified as income and capital gains are included in dividend income and Net Realized Loss on Investments, respectively, on the Statement of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statement of Assets and Liabilities.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

As described in note 2, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

There were no transfers between Levels 1 and 2 during the period.  Transfers between levels are recognized at the end of the reporting period.

	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$22,534,463	$—	$—	$22,534,463
Common Stock	12,179,241	—	—	12,179,241
Master Limited Partnerships	32,352,783	—	—	32,352,783
Royalty Trusts	6,998,275	—	—	6,998,275
Business Development
Companies	10,286,310	—	—	10,286,310
Investment Companies	18,018,694	—	—	18,018,694
Total Investments in Securities	$102,369,766	$—	$—	$102,369,766

See the Schedule of Investments for the investments detailed by industry classification.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

3.DISTRIBUTION PLAN

The Trust has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class A shares.  The Plan is designed to compensate the Fund’s distributor, advisor, or others for certain promotional and other sales related costs and for providing related services.  The Fund paid a monthly fee at the annual rate of 0.25% of the average daily net assets of the Fund’s Class A in regards to qualified expenses under the Plan.  The Plan may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees.  For the period ended June 30, 2013, Class A of the Fund incurred $125,089 of expenses pursuant to the Plan.

4.INVESTMENT ADVISOR AND OTHER AFFILIATES

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Innovator Management LLC (the “Advisor”).  The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor has appointed Trust & Fiduciary Management Services, Inc., sub-advisor to serve as portfolio manager of the Fund.  The Advisor will be responsible for compensating the sub-advisor for its services to the Fund.

Under the terms of an Expense Limitations Agreement, the Advisor has contractually agreed, through April 30, 2014, to waive its advisory fees and/or assume as its own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired Fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 1.10% of average daily net assets for both Class A and Class I.  Pursuant to its expense limitation agreement for the Fund, the Advisor is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Advisor will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. For the period ended June 30, 2013, the Advisor waived $86,489 of its advisory fees and did not recoup any of its waived fees.

5.INVESTMENT TRANSACTIONS

For the period ended June 30, 2013, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

Innovator Matrix
Income® Fund
Purchases:
U.S. Government	$—
Other	80,138,149
Sales:
U.S. Government	$—
Other	48,956,698

6. FEDERAL INCOME TAX INFORMATION

At December 31, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Innovator Matrix
Income® Fund
Cost of Investments	$78,913,645
Gross Unrealized Appreciation	$2,007,968
Gross Unrealized Depreciation	(4,921,439)
Net Unrealized Appreciation/
(Depreciation) on investments	$(2,913,471)

As of December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Innovator Matrix
Income® Fund
Accumulated Capital and Other Losses	$(473,734)
Undistributed Ordinary Income	—
Unrealized Appreciation/
(Depreciation) on Investments	(2,913,471)
Total Accumulated Loss	$(3,387,205)

At December 31, 2012, the Fund did not defer any post-October losses.

At December 31, 2012, the Fund had capital loss carryforwards expiring as indicated below:

Indefinite Short-Term	$473,734
Indefinite Long-Term	$—

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

The tax character of distributions paid by the Fund during the fiscal period ended December 31, 2012 were as follows:

Distributions paid from:
Ordinary Income	$3,734,034
Long-Term Capital Gains	—
Return of Capital	—
Total Distributions Paid	$3,734,034

7.OFFERING PRICE PER SHARE

The public offering price for Class A of the Fund is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 5.75%.  Sales charges are not an expense of the Fund and are not reflected in the financial statements.  The public offering price for Class I of the Fund is the net asset value.

8.REDEMPTION FEE

Shares of the Fund sold or exchanged within 90 days of purchase will be assessed a redemption fee of 2.00%.  The redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any costs associated with fluctuations in Fund assets levels and cash flow caused by short-term shareholder trading.  The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions.

(This Page Intentionally Left Blank.)

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PROXY VOTING POLICIES AND PROCEDURE

The Fund’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how the Fund voted proxies relating to portfolio securities held during the period ended June 30, 2013 is also available on the SEC’S website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR
Innovator Management LLC
123 South Broad Street, Suite 1630
Philadelphia, PA 19109

INVESTMENT SUB-ADVISOR
Trust & Fiduciary Management Services, Inc.
50 Federal Street, 6th Floor
Boston, MA 02110

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)*                   /s/ David Jacovini
David Jacovini, President

Date                      8/15/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ David Jacovini
David Jacovini, President & Treasurer

Date                      8/15/2013